Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Proved Developed and Undeveloped Reserve (Detail) - Bcf	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Crude Oil and Condensate Reserves
Proved developed and undeveloped reserves:
Beginning balance	6,073,000	6,041,000	5,961,000
Revisions	647,000	565,000	651,000
Extensions and discoveries	78,000	115,000	97,000
Production	(710,000)	(697,000)	(695,000)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	1,000	49,000	27,000
Ending Balance	6,089,000	6,073,000	6,041,000
Proved developed reserves at December 31	3,698,000	3,649,000	3,603,000
Proved undeveloped reserves at December 31	2,391,000	2,424,000	2,438,000
Dry gas reserve
Proved developed and undeveloped reserves:
Beginning balance	7,040,000	6,984,000	6,352,000
Revisions	847,000	195,000	1,240,000
Extensions and discoveries	43,000	590,000	176,000
Production	(854,000)	(751,000)	(819,000)
Farm outs & transfer to exploration and production contracts (CEE) & transfer of fields due to NHC bidding process	3,000	21,000	35,000
Ending Balance	7,079,000	7,040,000	6,984,000
Proved developed reserves at December 31	4,368,000	3,934,000	3,922,000
Proved undeveloped reserves at December 31	2,711,000	3,106,000	3,062,000